Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000012322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000012322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012322 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000012322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000012324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012324 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000012324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000012320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012320 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012320 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000012320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000012321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012321 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000012321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000070637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000070637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000070637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000070637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000070637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000070637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000070637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000070637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000070637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000070637 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000070637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000173569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173569 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000173569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173569 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000173569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000173569 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000173569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000173569 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000173569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000173570 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173570 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173570 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000173570 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173570 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173570 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173570 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000173570 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000173570 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000173570 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000173570 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000173570 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000173241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173241 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000173241 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000173241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000173241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000173241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000173241 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000173241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000173242 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173242 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173242 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000173242 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173242 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173242 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173242 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000173242 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000173242 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000173242 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000173242 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000173242 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%